Accounts Receivable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable (Textual)
Increased in allowance for doubtful accounts	$ 0	$ 74,145	$ 11,739